Disposal of Assets and Other Changes in Organizational Structure - Additional Information (Detail) R$ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Billions																									1 Months Ended	3 Months Ended			7 Months Ended	12 Months Ended
	Jan. 14, 2020 USD ($)	Dec. 27, 2019 USD ($)	Dec. 09, 2019 USD ($)	Nov. 28, 2019 USD ($)	Nov. 19, 2019 USD ($)	Nov. 19, 2019 BRL (R$)	Oct. 08, 2019 USD ($)	Aug. 09, 2019 USD ($)	Jul. 25, 2019 $ / shares shares	Jul. 24, 2019 USD ($)	Jul. 23, 2019 $ / shares shares	Jul. 23, 2019 R$ / shares shares	Jul. 02, 2019 shares	Jul. 01, 2019 USD ($)	Jun. 13, 2019 USD ($)	May 01, 2019 USD ($)	Apr. 25, 2019 USD ($) $ / shares	Mar. 08, 2019 USD ($)	Dec. 27, 2018 USD ($) Fields	Dec. 21, 2018	Nov. 28, 2018 USD ($)	Mar. 21, 2018 USD ($)	Nov. 22, 2016 USD ($)	Jul. 28, 2016 USD ($)	Jul. 25, 2019	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Fields	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 31, 2018
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from partnerships and divestments																										$ 10,413,000				$ 10,413,000
Percentage of initial payment on signing of contract																					100.00%
Transaction value amount at signing of contract																					$ 74,000
Working Capital Adjustment																										7,000				7,000
Additional Proceeds For Sale Of Interest			$ 266,000
Present Value Of Obligations Assumed			$ 5,000
Proceeds from disposal of non current assets disposal group discontinued operations																														10,413,000	$ 5,791,000	$ 3,087,000
Income loss from discontinued operations after tax																														2,560,000	843,000	359,000
Gain before taxes																														$ 12,003,000	10,827,000	1,507,000
Petrobras Distribuidora S. A.- B R [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Percentage of non controlling interest																									37.50%
Sale Of Investment In Shares [member] | Pasadena Refining System Inc [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from disposal of non current assets disposal group discontinued operations																$ 117,000
PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Impairment reversal for equity-accounted investments																										89,000		$ 45,000
Dividend from equity investment	$ 1,030,000
PO and GBV [member] | Tranche One [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Divestment of interests	276,000
PO and GBV [member] | Tranche Two [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Divestment of interests	25,000
PO and GBV [member] | Tranche Three [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Divestment of interests	123,000
Potiguar Basin [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Number of onshore producing fields for sale | Fields																														34
Campos Basin [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from sale of subsidiary							$ 324,000
Gain loss on sale of subsidiary							787,000
Net proceeds from sale of interest							$ 398,000
3R Petroleum Company [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Gain loss on sale of subsidiary																														$ 221,000
Second Highest Amount Of Bid																	$ 384,000
Sale Value Conditional Amount																	61,000
Present Value Of Conditional Amount																	47,000
Advance Value Of Conditional Amount																	29,000
3R Petroleum Company [member] | Rio Grande do Norte [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Number of onshore producing fields for sale | Fields																			34
Divestment of interests																			$ 453,000
Petrogal [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates								50.00%
Disposal of major subsidiary [member] | PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Net proceeds from sale of interest	$ 1,454,000
Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Income loss from discontinued operations after tax																										2,221,000
Gain before taxes																										3,349,000
Gain loss after tax on remasurement of non controlling interest																										1,780,000
Discontinued operations [member] | Overallotement Option [Member] | Petrobras Distribuidora S. A.- B R [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Percentage of non controlling interest									37.50%
Investment Number Of Shares Sold Or Proposed To Be Sold | shares									43,687,500
Total amount of Investments proposed to be offered for sale | $ / shares									$ 2,561
Discontinued operations [member] | Pasadena Refining System Inc [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from disposal of non current assets disposal group discontinued operations																467,000
Disposal group discontinued operations other income expenses																											$ 49,000
Discontinued operations [member] | Sale Of Investment In Shares [member] | Pasadena Refining System Inc [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from disposal of non current assets disposal group discontinued operations																$ 350,000
Exploratory Block BM-S-8 [Member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Disposal of ownership interest																								66.00%
Proceeds from disposal of asset																								$ 2,500,000
Amount received from disposal of asset																						$ 300,000	$ 1,250,000							950,000
Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from disposal of non current assets disposal group discontinued operations																													$ 1,829,000
Income loss from discontinued operations after tax																													2,560,000		843,000	359,000
Gain before taxes																													$ 403,000		$ 1,271,000	$ 490,000
Discontinued operations [member] | Petrobras Distribuidora S. A.- B R [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Investment Number Of Shares Sold Or Proposed To Be Sold | shares											349,500,000	349,500,000
Price per share of investment sold or proposed to be sold | (per share)											$ 6.5123	R$ 24.50
Liquigas Distribuidora S.A. [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Transaction value of sale of interest					$ 918,000	R$ 3.7
Lapa fields [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																															10.00%
Divestment of interests																															$ 50,000
Azulao field [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Total amount of sale of subsidiary																		$ 332,000
Gain (loss) accounted for other income and expenses																		45,000
Petrobras and total [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Place of subsidiary located																				BM-S-9
Petrobras [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Transaction value of sale of interest																	$ 1,294,000
Petrobras International Braspetro PIBBV [member] | C Petrovida Holding BV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Disposal of ownership interest																																	50.00%
Bana field [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates										100.00%
Transaction value of sale of interest										$ 665,000
Transaction value of sale of interest amount received										50,000
Transaction value of sale of interest amount to be received										$ 615,000
Pampo And Enchova Groups Of Fields [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates										100.00%
Transaction value of sale of interest										$ 851,000
Transaction value of sale of interest amount received										53,000
Transaction value of sale of interest amount to be received										$ 798,000
Macau Group [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates								100.00%
Transaction value of sale of interest								$ 191,000
Transaction value of sale of interest amount received								48,000
Transaction value of sale of interest amount to be received								$ 143,000
Sanhau Field [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates								50.00%
Frade Producing Field [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates				30.00%
Transaction value of sale of interest				$ 100,000
Transaction value of sale of interest amount received				7,500
Transaction value of sale of interest amount to be received				$ 20,000
Copetrol group [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Deposit in escrow account																		$ 49,000
Gain loss on sale of subsidiary																														141,000
Working Capital Adjustment																										7,000				7,000
Tartaruga Verde and Module III [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																	50.00%
Gain loss on sale of subsidiary		$ 74,000
Transaction value of sale of interest		692,000
Transaction value of sale of interest amount received		$ 343,000															$ 259,000
Transportadora Associada De Gas S A- T A G [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Disposal group discontinued operations other income expenses																											5,458
Profit or loss on change in the value of investments																											$ 546,000
Disposal group discontinued operation consideration receivable																										645,000				645,000
Disposal group discontinued operations contingent liabilitites																										$ 645,000				$ 645,000
Transportadora Associada De Gas S A- T A G [member] | Discontinued operations [member] | Engie And Canadian Fund [Member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proportion of ownership interest sold in subsidiary															90.00%
Proceeds from sale of subsidiary															$ 7,500,000
Additional Proceeds For Sale Of Interest															500,000
Proceeds from disposal of non current assets disposal group discontinued operations														$ 500
Percentage of investments disposed or proposed to be disposed off` | $ / shares																	$ 90
Disposal group discontinued operation consideration receivable															$ 8,500,000
Percentage of non controlling interest															10.00%
Investment Number Of Shares Sold Or Proposed To Be Sold | shares													64,016
Disposal group discontinued operation consideration receivable															$ 500
Disposal group discontinued operations contingent liabilitites															$ 500